Non-Controlling Interest (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Non-Controlling Interest (Tables) [Line Items]
Schedule of Series B Preferred Stock	At September 30, 2023, Series B Preferred Stock consisted of the following:
Shares Authorized	Shares Issued and Outstanding	Stated Value per Share	Initial Carrying Value	Cumulative Unpaid Accrued Preferred Dividends	Liquidation Preference
1,000,000	3,138	$1,000	$3,138,000	$538,668	$3,676,668
At December 31, 2022, Series B Preferred Stock consisted of the following:
Shares Authorized	Shares Issued and Outstanding	Stated Value per Share	Initial Carrying Value	Accrued Preferred Dividends	Liquidation Preference
1,000,000	3,138	$1,000	$3,138,000	$326,606	$3,464,606

Schedule of Non-controlling Interests	The following table summarizes Levo non-controlling interests presented as a separate component of stockholders’ equity on the Company’s condensed consolidated balance sheet at September 30, 2023:
	September 30, 2023	December 31, 2022
Beginning Balance	$(3,950,186)	(2,501,633)
Net income (loss) attributable to non-controlling interests	$23,039	(538,841)
Less: dividends paid to non-controlling interests	212,062	263,846
Less: Preferred share accretion adjustment	484,398	645,866
Non-controlling interests	$(4,623,607)	$(3,950,186)
The following table summarizes Levo non-controlling interests presented as a separate component of stockholders’ equity on the Company’s consolidated balance sheets:
	December 31, 2022	December 31, 2021
Add: net loss attributable to non-controlling interests	$(538,841)	(2,138,272)
Less: dividends paid or accrued to non-controlling interests	263,846	101,856
Less: Preferred share accretion adjustment	645,866	261,505
Non-controlling interests	$(1,448,553)	$(2,501,633)

Schedule of Levo Non-controlling Interests Consolidated Statements of Operations	The following table summarizes Levo non-controlling interests presented as a separate component of the Company’s consolidated statements of operations:
	December 31, 2022	December 31, 2021
Net loss attributable to non-controlling interests	$(538,841)	$(2,138,272)

Schedule of Redeemable Noncontrolling Interest Reconciliation	Redeemable Non-controlling Interest Reconciliation — Mezzanine Equity
	September 30, 2023	December 31, 2022
Beginning balance	$3,547,765	$2,901,899
Preferred share Accretion adjustment	484,398	645,866
Ending balance	$4,032,163	$3,547,765
Redeemable Non-controlling Interest Reconciliation — Mezzanine Equity
	December 31, 2022	December 31, 2021
Beginning balance	$2,901,899	$—
Beginning redemption value (at fair value)	—	3,138,000
Less: Non-controlling redeemable preferred shares – embedded derivatives	—	497,606
Adjusted initial carrying value	2,901,899	2,640,394
Preferred share accretion adjustment	645,866	261,505
Ending balance	$3,547,765	$2,901,899

Schedule of Fair Value of Class D Incentive Units Granted	The following assumptions were used in the Monte Carlo Simulation model to calculate the fair value of Class D Incentive Units granted for the year ended December 31, 2022.
Class D Units
Expected life of Class D Incentive Units (in years)(1)	5.5
Risk-free interest rate(2)	3.02%
Volatility(3)	69.50%

(1)      The expected life of options is the average of the contractual term of the Class D Incentive Units and the vesting period.

(2)      The risk-free interest rate is based on the yields on U.S. Treasury debt securities with maturities approximating the estimated life of the options.

(3)      Volatility is estimated by management. As the Company has been a private company for most of its existence, there is not enough historical volatility data related to the Company’s Common stock as a public entity. Therefore, this estimate is based on the average volatility of certain public company peers within the Company’s industry.

Schedule of Class D Incentive Units	A summary of the status of the Company’s Class D Incentive Units as of December 31, 2022, and changes during the nine months ended September 30, 2023, is presented below:
	Shares	Weighted- Average Grant Date Fair Value ($)
Nonvested at December 31, 2022	250,000	13.28
Granted	—	—
Vested	—	—
Cancelled(1)	200,000	12.49
Nonvested and Outstanding at September 30, 2023	50,000	12.49

(1)      Cancelled units represents unvested units granted to cliff vest on the grant anniversary date. However, the employees were terminated before the grant date anniversary. As a result, the previously recognized expenses of $421,371 was reversed.

The following is a summary of the stock option activity under the 2010 Plan, as converted to the Company’s shares due to the Reverse Recapitalization, for the year ended December 31, 2022:
	Shares	Weighted- Average Exercise Price per Share ($)	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value ($)
Outstanding – December 31, 2021	25,876	128.40	5.90	5,688,501
Granted	—	—	—	—
Exercised	(1,493)	83.60	—	—
Forfeited	(1,532)	313.60	—	—
Expired/Cancelled	(1,513)	177.60	—	—
Outstanding – December 31, 2022	21,338	116.40	5.70	—
Options Exercisable at December 31, 2022	19,935	102.80	4.44	—
Option Vested at December 31, 2022	19,935	102.80	4.44	—
The following is a summary of the stock option activity under the 2020 Plan for the year ended December 31, 2022:
	Shares	Weighted- Average Exercise Price per Share ($)	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value ($)
Outstanding – December 31, 2021	40,071	527.20	9.27	46,920
Granted	8,810	174.40	$—	—
Exercised	—	—	—	—
Forfeited	(6,033)	401.60	—	—
Expired/Cancelled	(70)	330.00	—	—
Outstanding – December 31, 2022	42,778	468.40	8.46	—
Options Exercisable at December 31, 2022	—	—	—	—
Option Vested at December 31, 2022	15,226	535.20	8.17	—

Condensed Consolidated Statements of Operations	The following table summarizes Levo non-controlling interests presented as a separate component of the Company’s condensed consolidated statements of operations as of September 30, 2023:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Net income (loss) attributable to non-controlling interests	$8,285	$(168,985)	$23,039	$(459,863)

Schedule of Fair Value Assumptions	The following assumptions were used in the Monte Carlo Simulation model to calculate the fair value of Class D Incentive Units outstanding as of September 30, 2023.
Class D Units
Expected life of Class D Incentive Units (in years)(1)	5.5
Risk-free interest rate(2)	3.02%
Volatility(3)	69.50%

(1)      The expected life of options is the average of the contractual term of the Class D Incentive Units and the vesting period.

(2)      The risk-free interest rate is based on the yields on U.S. Treasury debt securities with maturities approximating the estimated life of the options.

(3)      Volatility is estimated by management. As the Company has been a private company for most of its existence, there is not enough historical volatility data related to the Company’s Common stock as a public entity. Therefore, this estimate is based on the average volatility of certain public company peers within the Company’s industry.

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options. Fair value is estimated at the date of grant for employee and nonemployee options. The following assumptions were used in the Black-Scholes option pricing model to calculate the fair value of stock options granted for the year ended December 31, 2022 the 2020 Plan.
2020 Plan
Expected life of options (in years)(1)	6.1
Dividend yield(2)	0%
Risk-free interest rate(3)	2.75%
Volatility(4)	56.2%

(1)      The expected life of options is the average of the contractual term of the options and the vesting period.

(2)      No cash dividends have been declared on the Company’s common stock since the Company’s inception, and the Company currently does not anticipate declaring or paying cash dividends over the expected life of the options.

(3)      The risk-free interest rate is based on the yields on U.S. Treasury debt securities with maturities approximating the estimated life of the options.

(4)      Volatility is estimated by management. As the Company has been a private company for most of its existence, there is not enough historical volatility data related to the Company’s Common stock as a public entity. Therefore, this estimate is based on the average volatility of certain public company peers within the Company’s industry.

Class D Incentive Units [Member]
Non-Controlling Interest (Tables) [Line Items]
Schedule of Class D Incentive Units	A summary of the status of the Company’s Class D Incentive Units as of December 31, 2021, and changes during year ended December 31, 2022, is presented below:
	Shares	Weighted- Average Grant Date Fair Value ($)
Nonvested at December 31, 2021	—	—
Granted	250,000	13.28
Vested	—	—
Cancelled	—	—
Nonvested and Outstanding at December 31, 2022	250,000	13.28